Description of Business - Owned Container Vessels (Details)	6 Months Ended
	Jun. 30, 2026 TEU
Operating Container Vessels [Member] | Global Ship Lease 54 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	CMA CGM Thalassa	[1]
Capacity in TEUs	11,040	[1],[2]
Year Built	2008	[1]
Earliest Charter Expiry Date	3Q28	[1]
Operating Container Vessels [Member] | Laertis Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Zim Norfolk	[1]
Capacity in TEUs	9,115	[1],[2]
Year Built	2015	[1]
Earliest Charter Expiry Date	2Q32 (4)	[1],[3]
Operating Container Vessels [Member] | Penelope Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Zim Xiamen	[1]
Capacity in TEUs	9,115	[1],[2]
Year Built	2015	[1]
Earliest Charter Expiry Date	3Q32 (4)	[1],[3]
Operating Container Vessels [Member] | Telemachus Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Anthea Y	[1]
Capacity in TEUs	9,115	[1],[2]
Year Built	2015	[1]
Earliest Charter Expiry Date	4Q28	[1]
Operating Container Vessels [Member] | Global Ship Lease 78 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1],[4]
Vessel Name	Sydney Express	[1],[4]
Capacity in TEUs	9,019	[1],[2],[4]
Year Built	2016	[1],[4]
Earliest Charter Expiry Date	3Q27 (5)	[1],[4]
Operating Container Vessels [Member] | Global Ship Lease 79 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1],[4]
Vessel Name	Istanbul Express	[1],[4]
Capacity in TEUs	9,019	[1],[2],[4]
Year Built	2016	[1],[4]
Earliest Charter Expiry Date	1Q28 (5)	[1],[4],[5]
Operating Container Vessels [Member] | Global Ship Lease 77 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1],[4]
Vessel Name	Bremerhaven Express	[1],[4]
Capacity in TEUs	9,019	[1],[2],[4]
Year Built	2015	[1],[4]
Earliest Charter Expiry Date	2Q27 (5)	[1],[4],[5]
Operating Container Vessels [Member] | Global Ship Lease 76 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1],[4]
Vessel Name	Czech	[1],[4]
Capacity in TEUs	9,019	[1],[2],[4]
Year Built	2015	[1],[4]
Earliest Charter Expiry Date	2Q28 (5)	[1],[4],[5]
Operating Container Vessels [Member] | Global Ship Lease 53 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	MSC Tianjin	[1]
Capacity in TEUs	8,603	[1],[2]
Year Built	2005	[1]
Earliest Charter Expiry Date	3Q30 (6)	[1],[6]
Operating Container Vessels [Member] | Global Ship Lease 52 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	MSC Qingdao	[1]
Capacity in TEUs	8,603	[1],[2]
Year Built	2004	[1]
Earliest Charter Expiry Date	4Q30 (6)	[1],[6]
Operating Container Vessels [Member] | Global Ship Lease 43 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Ningbo	[1]
Capacity in TEUs	8,603	[1],[2]
Year Built	2004	[1]
Earliest Charter Expiry Date	3Q30 (6)	[1],[6]
Operating Container Vessels [Member] | Global Ship Lease 72 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Alexandra	[1]
Capacity in TEUs	8,599	[1],[2]
Year Built	2004	[1]
Earliest Charter Expiry Date	3Q28 (7)	[1],[7]
Operating Container Vessels [Member] | Global Ship Lease 73 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Sofia	[1]
Capacity in TEUs	8,599	[1],[2]
Year Built	2003	[1]
Earliest Charter Expiry Date	2Q28 (7)	[1],[7]
Operating Container Vessels [Member] | Global Ship Lease 74 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Effie	[1]
Capacity in TEUs	8,599	[1],[2]
Year Built	2003	[1]
Earliest Charter Expiry Date	3Q28 (7)	[1],[7]
Operating Container Vessels [Member] | Global Ship Lease 75 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Lydia	[1]
Capacity in TEUs	8,599	[1],[2]
Year Built	2003	[1]
Earliest Charter Expiry Date	1Q28 (7)	[1],[7]
Operating Container Vessels [Member] | Global Ship Lease 80 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	Lotus A	[1]
Capacity in TEUs	8,586	[1],[2]
Year Built	2010	[1]
Earliest Charter Expiry Date	4Q26 (8)	[1],[8]
Operating Container Vessels [Member] | Global Ship Lease 81 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	Koi	[1]
Capacity in TEUs	8,586	[1],[2]
Year Built	2011	[1]
Earliest Charter Expiry Date	4Q26 (8)	[1],[8]
Operating Container Vessels [Member] | Global Ship Lease 82 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	Cypress	[1]
Capacity in TEUs	8,586	[1],[2]
Year Built	2011	[1]
Earliest Charter Expiry Date	4Q26 (8)	[1],[8]
Operating Container Vessels [Member] | Global Ship Lease 30 Limited [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	GSL Eleni	[1]
Capacity in TEUs	7,847	[1],[2]
Year Built	2004	[1]
Earliest Charter Expiry Date	4Q27 (9)	[1],[9]
Operating Container Vessels [Member] | Global Ship Lease 31 Limited [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	GSL Kalliopi	[1]
Capacity in TEUs	7,847	[1],[2]
Year Built	2004	[1]
Earliest Charter Expiry Date	1Q28 (9)	[1],[9]
Operating Container Vessels [Member] | Global Ship Lease 32 Limited [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	GSL Grania	[1]
Capacity in TEUs	7,847	[1],[2]
Year Built	2004	[1]
Earliest Charter Expiry Date	1Q28 (9)	[1],[9]
Operating Container Vessels [Member] | Alexander Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Colombia Express	[1]
Capacity in TEUs	7,072	[1],[2]
Year Built	2013	[1]
Earliest Charter Expiry Date	4Q28 (10)	[1],[10]
Operating Container Vessels [Member] | Hector Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Panama Express	[1]
Capacity in TEUs	7,072	[1],[2]
Year Built	2013	[1]
Earliest Charter Expiry Date	4Q29 (10)	[1],[10]
Operating Container Vessels [Member] | Ikaros Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Costa Rica Express	[1]
Capacity in TEUs	7,072	[1],[2]
Year Built	2013	[1]
Earliest Charter Expiry Date	2Q29 (10)	[1],[10]
Operating Container Vessels [Member] | Philippos Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Nicaragua Express	[1]
Capacity in TEUs	7,072	[1],[2]
Year Built	2013	[1]
Earliest Charter Expiry Date	3Q29 (10)	[1],[10]
Operating Container Vessels [Member] | Global Ship Lease 48 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	Ateti (ex CMA CGM Berlioz) (11)	[1],[11]
Capacity in TEUs	7,023	[1],[2]
Year Built	2001	[1]
Earliest Charter Expiry Date	2Q29 (11)	[1],[11]
Operating Container Vessels [Member] | Aristoteles Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Mexico Express	[1]
Capacity in TEUs	6,918	[1],[2]
Year Built	2015	[1]
Earliest Charter Expiry Date	3Q29 (10)	[1],[10]
Operating Container Vessels [Member] | Menelaos Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Jamaica Express	[1]
Capacity in TEUs	6,918	[1],[2]
Year Built	2015	[1]
Earliest Charter Expiry Date	3Q29 (10)	[1],[10]
Operating Container Vessels [Member] | Global Ship Lease 35 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Nicoletta	[1]
Capacity in TEUs	6,858	[1],[2]
Year Built	2002	[1]
Earliest Charter Expiry Date	1Q28	[1]
Operating Container Vessels [Member] | Global Ship Lease 36 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Christen	[1]
Capacity in TEUs	6,858	[1],[2]
Year Built	2002	[1]
Earliest Charter Expiry Date	4Q27	[1]
Operating Container Vessels [Member] | Leonidas Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Agios Dimitrios	[1]
Capacity in TEUs	6,572	[1],[2]
Year Built	2011	[1]
Earliest Charter Expiry Date	3Q30 (6)	[1],[6]
Operating Container Vessels [Member] | Global Ship Lease 33 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Vinia	[1]
Capacity in TEUs	6,080	[1],[2]
Year Built	2004	[1]
Earliest Charter Expiry Date	1Q28 (12)	[1],[12]
Operating Container Vessels [Member] | Global Ship Lease 34 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Christel Elisabeth	[1]
Capacity in TEUs	6,080	[1],[2]
Year Built	2004	[1]
Earliest Charter Expiry Date	1Q28 (12)	[1],[12]
Operating Container Vessels [Member] | GSL Arcadia LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Arcadia	[1]
Capacity in TEUs	6,008	[1],[2]
Year Built	2000	[1]
Earliest Charter Expiry Date	1Q29 (13)	[1],[13]
Operating Container Vessels [Member] | GSL Melita LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Melita	[1]
Capacity in TEUs	6,008	[1],[2]
Year Built	2001	[1]
Earliest Charter Expiry Date	4Q29 (13)	[1],[13]
Operating Container Vessels [Member] | GSL Maria LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Maria	[1]
Capacity in TEUs	6,008	[1],[2]
Year Built	2001	[1]
Earliest Charter Expiry Date	1Q30 (13)	[1],[13]
Operating Container Vessels [Member] | GSL Violetta LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Violetta	[1]
Capacity in TEUs	6,008	[1],[2]
Year Built	2000	[1]
Earliest Charter Expiry Date	1Q29 (13)	[1],[13]
Operating Container Vessels [Member] | GSL MYNY LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL MYNY	[1]
Capacity in TEUs	6,008	[1],[2]
Year Built	2000	[1]
Earliest Charter Expiry Date	1Q29 (13)	[1],[13]
Operating Container Vessels [Member] | GSL Tegea LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Tegea	[1]
Capacity in TEUs	5,994	[1],[2]
Year Built	2001	[1]
Earliest Charter Expiry Date	4Q29 (13)	[1],[13]
Operating Container Vessels [Member] | GSL Dorothea LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Dorothea	[1]
Capacity in TEUs	5,994	[1],[2]
Year Built	2001	[1]
Earliest Charter Expiry Date	4Q29 (13)	[1],[13]
Operating Container Vessels [Member] | Drake Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Ian H (19)	[1],[14]
Capacity in TEUs	5,936	[1],[2]
Year Built	2000	[1]
Earliest Charter Expiry Date	4Q27	[1]
Operating Container Vessels [Member] | Global Ship Lease 68 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1],[4]
Vessel Name	GSL Kithira	[1],[4]
Capacity in TEUs	5,470	[1],[2],[4]
Year Built	2009	[1],[4]
Earliest Charter Expiry Date	4Q27	[1],[4]
Operating Container Vessels [Member] | Global Ship Lease 69 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1],[4]
Vessel Name	GSL Tripoli	[1],[4]
Capacity in TEUs	5,470	[1],[2],[4]
Year Built	2009	[1],[4]
Earliest Charter Expiry Date	3Q27	[1],[4]
Operating Container Vessels [Member] | Global Ship Lease 70 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1],[4]
Vessel Name	GSL Syros	[1],[4]
Capacity in TEUs	5,470	[1],[2],[4]
Year Built	2010	[1],[4]
Earliest Charter Expiry Date	4Q27	[1],[4]
Operating Container Vessels [Member] | Global Ship Lease 71 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1],[4]
Vessel Name	GSL Tinos	[1],[4]
Capacity in TEUs	5,470	[1],[2],[4]
Year Built	2010	[1],[4]
Earliest Charter Expiry Date	3Q27	[1],[4]
Operating Container Vessels [Member] | Zeus One Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Orca I	[1]
Capacity in TEUs	5,308	[1],[2]
Year Built	2006	[1]
Earliest Charter Expiry Date	3Q28	[1]
Operating Container Vessels [Member] | Hephaestus Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Dolphin II	[1]
Capacity in TEUs	5,095	[1],[2]
Year Built	2007	[1]
Earliest Charter Expiry Date	1Q28	[1]
Operating Container Vessels [Member] | Global Ship Lease 47 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Château d’If	[1]
Capacity in TEUs	5,089	[1],[2]
Year Built	2007	[1]
Earliest Charter Expiry Date	4Q29 (14)	[1],[15]
Operating Container Vessels [Member] | GSL Alcazar Inc. [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	CMA CGM Alcazar	[1]
Capacity in TEUs	5,089	[1],[2]
Year Built	2007	[1]
Earliest Charter Expiry Date	3Q29 (14)	[1],[15]
Operating Container Vessels [Member] | Global Ship Lease 55 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Susan	[1]
Capacity in TEUs	4,363	[1],[2]
Year Built	2008	[1]
Earliest Charter Expiry Date	3Q27	[1]
Operating Container Vessels [Member] | Global Ship Lease 50 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	CMA CGM Jamaica	[1]
Capacity in TEUs	4,298	[1],[2]
Year Built	2006	[1]
Earliest Charter Expiry Date	1Q28	[1]
Operating Container Vessels [Member] | Global Ship Lease 49 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	CMA CGM Sambhar	[1]
Capacity in TEUs	4,045	[1],[2]
Year Built	2006	[1]
Earliest Charter Expiry Date	1Q28	[1]
Operating Container Vessels [Member] | Global Ship Lease 51 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	CMA CGM America	[1]
Capacity in TEUs	4,045	[1],[2]
Year Built	2006	[1]
Earliest Charter Expiry Date	1Q28	[1]
Operating Container Vessels [Member] | Global Ship Lease 57 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Rossi	[1]
Capacity in TEUs	3,421	[1],[2]
Year Built	2012	[1]
Earliest Charter Expiry Date	1Q29	[1]
Operating Container Vessels [Member] | Global Ship Lease 58 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Alice	[1]
Capacity in TEUs	3,421	[1],[2]
Year Built	2014	[1]
Earliest Charter Expiry Date	2Q28	[1]
Operating Container Vessels [Member] | Global Ship Lease 60 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Eleftheria	[1]
Capacity in TEUs	3,421	[1],[2]
Year Built	2013	[1]
Earliest Charter Expiry Date	3Q28	[1]
Operating Container Vessels [Member] | Global Ship Lease 59 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Melina	[1]
Capacity in TEUs	3,421	[1],[2]
Year Built	2013	[1]
Earliest Charter Expiry Date	4Q29 (15)	[1],[16]
Operating Container Vessels [Member] | Pericles Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Athena I (ex Athena)	[1]
Capacity in TEUs	2,980	[1],[2]
Year Built	2003	[1]
Earliest Charter Expiry Date	2Q27 (16)	[1],[17]
Operating Container Vessels [Member] | Global Ship Lease 61 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Mercer	[1]
Capacity in TEUs	2,824	[1],[2]
Year Built	2007	[1]
Earliest Charter Expiry Date	1Q27	[1]
Operating Container Vessels [Member] | Global Ship Lease 62 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Mamitsa	[1]
Capacity in TEUs	2,824	[1],[2]
Year Built	2007	[1]
Earliest Charter Expiry Date	1Q28	[1]
Operating Container Vessels [Member] | Global Ship Lease 63 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Lalo	[1]
Capacity in TEUs	2,824	[1],[2]
Year Built	2006	[1]
Earliest Charter Expiry Date	2Q27	[1]
Operating Container Vessels [Member] | Global Ship Lease 42 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Valerie	[1]
Capacity in TEUs	2,824	[1],[2]
Year Built	2005	[1]
Earliest Charter Expiry Date	2Q27	[1]
Operating Container Vessels [Member] | Global Ship Lease 64 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Elizabeth	[1]
Capacity in TEUs	2,741	[1],[2]
Year Built	2006	[1]
Earliest Charter Expiry Date	3Q28 (17)	[1],[18]
Operating Container Vessels [Member] | Athena Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Newyorker	[1]
Capacity in TEUs	2,635	[1],[2]
Year Built	2001	[1]
Earliest Charter Expiry Date	2Q27	[1]
Operating Container Vessels [Member] | Aphrodite Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Nikolas	[1]
Capacity in TEUs	2,635	[1],[2]
Year Built	2000	[1]
Earliest Charter Expiry Date	1Q27	[1]
Operating Container Vessels [Member] | Global Ship Lease 65 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Chloe	[1]
Capacity in TEUs	2,546	[1],[2]
Year Built	2012	[1]
Earliest Charter Expiry Date	1Q27	[1]
Operating Container Vessels [Member] | Global Ship Lease 66 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	GSL Maren	[1]
Capacity in TEUs	2,546	[1],[2]
Year Built	2014	[1]
Earliest Charter Expiry Date	2Q28 (18)	[1],[19]
Operating Container Vessels [Member] | Aris Marine LLC [Member]
Description of Business [Abstract]
Country of Incorporation	1T	[1]
Vessel Name	Maira	[1]
Capacity in TEUs	2,506	[1],[2]
Year Built	2000	[1]
Earliest Charter Expiry Date	1Q27	[1]
Operating Container Vessels [Member] | Global Ship Lease 38 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	Manet (19)	[1],[14]
Capacity in TEUs	2,288	[1],[2]
Year Built	2001	[1]
Earliest Charter Expiry Date	3Q26	[1]
Operating Container Vessels [Member] | Global Ship Lease 45 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	Kumasi (19)	[1],[14]
Capacity in TEUs	2,220	[1],[2]
Year Built	2002	[1]
Earliest Charter Expiry Date	4Q26	[1]
Operating Container Vessels [Member] | Global Ship Lease 41 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0	[1]
Vessel Name	Julie (19)	[1],[14]
Capacity in TEUs	2,207	[1],[2]
Year Built	2002	[1]
Earliest Charter Expiry Date	3Q27	[1]
Under Construction Container Vessels [Member] | Global Ship Lease 83 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	4Q28
Under Construction Container Vessels [Member] | Global Ship Lease 84 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	2Q29
Under Construction Container Vessels [Member] | Global Ship Lease 93 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	3Q29
Under Construction Container Vessels [Member] | Global Ship Lease 85 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	2Q29
Under Construction Container Vessels [Member] | Global Ship Lease 86 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	3Q29
Under Construction Container Vessels [Member] | Global Ship Lease 87 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	3Q29
Under Construction Container Vessels [Member] | Global Ship Lease 88 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	3Q29
Under Construction Container Vessels [Member] | Global Ship Lease 89 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	4Q29
Under Construction Container Vessels [Member] | Global Ship Lease 90 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	4Q29
Under Construction Container Vessels [Member] | Global Ship Lease 91 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	4Q29
Under Construction Container Vessels [Member] | Global Ship Lease 92 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	1Q30
Under Construction Container Vessels [Member] | Global Ship Lease 97 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	1Q29
Under Construction Container Vessels [Member] | Global Ship Lease 98 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	1Q29
Under Construction Container Vessels [Member] | Global Ship Lease 99 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	2Q29
Under Construction Container Vessels [Member] | Global Ship Lease 100 LLC [Member]
Description of Business [Abstract]
Country of Incorporation	N0
Earliest Charter Expiry Date	2Q29

[1]	All subsidiaries are 100% owned, either directly or indirectly;
[2]	Twenty-foot Equivalent Units;
[3]	Zim Norfolk and Zim Xiamen were forward extended for 60 – 63 months. The extensions are expected to commence between 2Q-3Q 2027;
[4]	Currently, under a sale and leaseback transaction (see Note 2h);
[5]	Sydney Express, Istanbul Express and Bremerhaven Express were delivered in 4Q 2024. Czech, the fourth vessel was delivered on January 9, 2025. Firm charters are followed by three 12-month extension periods at charterer’s option.12-month extension options were exercised in 3Q 2025 for Bremerhaven Express and Sydney Express. 12-month extension options were exercised in 2Q 2026 for Istanbul Express and Czech;
[6]	MSC Tianjin, MSC Qingdao, Agios Dimitrios and GSL Ningbo were forward fixed for 36 – 38 months with the new charters expected to commence between 3Q-4Q 2027. MSC Qingdao & Agios Dimitrios are fitted with Exhaust Gas Cleaning Systems (“scrubbers”);
[7]	GSL Alexandra, GSL Sofia, GSL Lydia and GSL Effie. Firm charters are followed by one year extension period at charterer’s option. GSL Sofia and GSL Effie options were exercised in January 2025. GSL Alexandra and GSL Lydia options were exercised in February 2025. The vessels were forward fixed for 24 months +/- 30 days. The new charters are expected to commence in 3Q 2026. During 2Q 2026, GSL Alexandra, GSL Sofia, GSL Lydia and GSL Effie were further forward fixed for 36 – 38 months plus optional period of 24 – 26 months to commence after drydocking. The new charter (firm period plus two-year option) may be cancelled by charterers at any time up to April 1, 2027;
[8]	Lotus A, Koi and Cypress. The charters have flexible durations, with latest redeliveries in mid-2030;
[9]	GSL Eleni, GSL Kalliopi and GSL Grania were forward fixed for 35 – 38 months to commence after drydocking, after which the charterer has the option to extend each charter for a further 12 – 16 months;
[10]	Colombia Express, Panama Express, Costa Rica Express, Nicaragua Express, Mexico Express, Jamaica Express. Firm charters are followed by two twelve-month extension periods at charterer’s option;
[11]	Ateti (ex CMA CGM Berlioz) is fixed for 36 – 38 months. The charter commenced in 2Q 2026. On April 25, 2026, CMA CGM Berlioz was renamed to Ateti;
[12]	GSL Vinia and GSL Christel Elizabeth are chartered for 36 – 40 months, after which the charterer has the option to extend each charter for a further 12 – 15 months;
[13]	GSL Maria, GSL Violetta, GSL Arcadia, GSL MYNY, GSL Melita, GSL Tegea and GSL Dorothea. Contract cover for each vessel is for a firm period of at least three years from the date each vessel was delivered in 2021. Thereafter, the charterer has the option to extend each charter for a further 12 months, after which they have the option to extend each charter for a second time – for a period concluding immediately prior to each respective vessel’s 25th year drydocking and special survey. The first extension options have been exercised for all seven ships. Second extension options were exercised in January 2025 for GSL Dorothea, GSL Arcadia, GSL Melita and GSL Tegea, in April 2025 for GSL MYNY and in September 2025 for GSL Maria. The vessels were forward fixed for 36 – 38 months. GSL Arcadia, GSL Violetta and GSL MYNY new charters commenced in 1Q 2026. The remaining new charters are expected to commence between 4Q 2026 and 1Q 2027;
[14]	During 2Q 2026, the Company entered into agreements for the forward sales of four ships, Ian H, Manet, Kumasi and Julie, for an aggregate sale price of $65,500. The ships are scheduled to be delivered to buyers upon expiry of their respective charters.
[15]	GSL Château d’If and CMA CGM Alcazar were forward fixed for 36 – 38 months. The new charters are expected to commence between 3Q-4Q 2026;
[16]	GSL Melina was forward fixed for 35 – 37 months. The new charter is expected to commence in 4Q 2026;
[17]	Athena I. On June 14, 2026, Athena was renamed to Athena I;
[18]	GSL Elizabeth was forward fixed for 24 – 27 months. The new charter is expected to commence in 3Q 2026 after drydocking;
[19]	GSL Maren is fixed in direct continuation for 24 – 26 months. The charter commenced in 2Q 2026;